Trade Accounts Receivable - Schedule of Trade Accounts Receivables by Aging Category (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aging list:
Trade accounts receivables	R$ 11,253	R$ 15,610
Current [Member] | Gross Carrying Amount [Member]
Aging list:
Trade accounts receivables	9,689	13,740
Due up to 30 days [Member] | Gross Carrying Amount [Member]
Aging list:
Trade accounts receivables	646	702
Due from 30 to 60 days [Member] | Gross Carrying Amount [Member]
Aging list:
Trade accounts receivables	268	155
Due from 60 to 90 days [Member] | Gross Carrying Amount [Member]
Aging list:
Trade accounts receivables	162	102
Overdue from 90 to 180 days [Member] | Gross Carrying Amount [Member]
Aging list:
Trade accounts receivables	378	249
Overdue over 180 days [Member] | Gross Carrying Amount [Member]
Aging list:
Trade accounts receivables	R$ 110	R$ 662